JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 0.6%
Woodward, Inc.	272	68,604
Banks — 5.5%
Columbia Banking System, Inc.	2,650	68,224
Fifth Third Bancorp	3,501	155,970
First Citizens BancShares, Inc., Class A	82	146,285
M&T Bank Corp.	803	158,746
Regions Financial Corp.	5,379	141,839
		671,064
Beverages — 1.2%
Constellation Brands, Inc., Class A	438	59,031
Keurig Dr Pepper, Inc.	3,528	89,989
		149,020
Building Products — 1.2%
Carlisle Cos., Inc.	147	48,391
Masco Corp.	784	55,146
Owens Corning	343	48,539
		152,076
Capital Markets — 6.3%
Ameriprise Financial, Inc.	417	204,852
Blue Owl Capital, Inc. (a)	4,664	78,965
Raymond James Financial, Inc.	1,393	240,488
State Street Corp.	2,116	245,436
		769,741
Chemicals — 1.4%
DuPont de Nemours, Inc.	806	62,747
RPM International, Inc.	919	108,334
		171,081
Commercial Services & Supplies — 1.0%
Veralto Corp.	1,146	122,185
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	226	142,393
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	3,787	66,309
Kroger Co. (The)	1,300	87,637
US Foods Holding Corp. *	714	54,670
		208,616
Containers & Packaging — 4.2%
Ball Corp.	1,500	75,629
Crown Holdings, Inc.	632	61,015
Graphic Packaging Holding Co.	2,748	53,786
International Paper Co.	2,266	105,128

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	423	92,251
Silgan Holdings, Inc.	3,031	130,363
		518,172
Distributors — 1.2%
Genuine Parts Co.	1,042	144,452
Electric Utilities — 2.6%
PG&E Corp.	6,054	91,290
Xcel Energy, Inc.	2,755	222,196
		313,486
Electrical Equipment — 3.5%
Acuity, Inc.	359	123,669
AMETEK, Inc.	895	168,271
Hubbell, Inc.	321	138,192
		430,132
Electronic Equipment, Instruments & Components — 5.3%
CDW Corp.	955	152,057
Jabil, Inc.	171	37,141
TD SYNNEX Corp.	1,045	171,116
Teledyne Technologies, Inc. *	253	148,557
Zebra Technologies Corp., Class A *	482	143,193
		652,064
Energy Equipment & Services — 1.1%
Baker Hughes Co., Class A	2,879	140,261
Entertainment — 1.2%
Warner Bros Discovery, Inc. *	2,947	57,549
Warner Music Group Corp., Class A	2,593	88,338
		145,887
Financial Services — 3.0%
Fidelity National Information Services, Inc.	3,257	214,752
MGIC Investment Corp.	5,216	147,976
		362,728
Food Products — 2.1%
General Mills, Inc.	1,230	62,015
Hershey Co. (The)	495	92,544
Post Holdings, Inc. *	988	106,215
		260,774
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc.	908	121,885
Health Care Equipment & Supplies — 2.3%
GE HealthCare Technologies, Inc.	2,059	154,654
Globus Medical, Inc., Class A *	2,122	121,532
		276,186

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 5.3%
Cencora, Inc.	589	184,195
Chemed Corp.	134	59,986
Henry Schein, Inc. *	1,661	110,230
Humana, Inc.	297	77,254
Quest Diagnostics, Inc.	1,179	224,675
		656,340
Health Care REITs — 1.0%
Healthpeak Properties, Inc.	6,335	121,308
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	5,177	88,110
Hotels, Restaurants & Leisure — 1.9%
Darden Restaurants, Inc.	720	137,065
Expedia Group, Inc.	445	95,044
		232,109
Household Durables — 1.0%
Mohawk Industries, Inc. *	981	126,431
Insurance — 5.1%
Arch Capital Group Ltd.	1,662	150,787
Brown & Brown, Inc.	785	73,620
Hartford Insurance Group, Inc. (The)	926	123,526
Loews Corp.	1,957	196,481
WR Berkley Corp.	1,132	86,715
		631,129
Interactive Media & Services — 0.2%
IAC, Inc. *	734	25,000
IT Services — 0.8%
GoDaddy, Inc., Class A *	675	92,406
Life Sciences Tools & Services — 1.4%
IQVIA Holdings, Inc. *	900	170,898
Machinery — 5.4%
Dover Corp.	786	131,083
Ingersoll Rand, Inc.	1,785	147,483
ITT, Inc.	670	119,840
Lincoln Electric Holdings, Inc.	440	103,782
Middleby Corp. (The) *	834	110,925
Nordson Corp.	219	49,601
		662,714
Media — 1.0%
Omnicom Group, Inc.	1,538	125,371
Metals & Mining — 0.7%
Alcoa Corp.	1,141	37,524
Freeport-McMoRan, Inc.	1,194	46,844
		84,368

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 4.8%
CMS Energy Corp.	2,219	162,594
NiSource, Inc.	3,700	160,197
Sempra	901	81,066
WEC Energy Group, Inc.	1,584	181,528
		585,385
Oil, Gas & Consumable Fuels — 6.1%
Cheniere Energy, Inc.	517	121,587
Coterra Energy, Inc.	7,049	166,699
Diamondback Energy, Inc.	1,225	175,307
Marathon Petroleum Corp.	930	179,304
Williams Cos., Inc. (The)	1,681	106,474
		749,371
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	1,063	60,334
Pharmaceuticals — 1.0%
Jazz Pharmaceuticals plc *	975	128,517
Professional Services — 1.0%
Parsons Corp. *	1,110	92,034
UL Solutions, Inc., Class A	450	31,926
		123,960
Residential REITs — 1.1%
AvalonBay Communities, Inc.	705	136,270
Retail REITs — 2.5%
Regency Centers Corp.	2,120	154,568
Simon Property Group, Inc.	787	147,721
		302,289
Semiconductors & Semiconductor Equipment — 0.9%
ON Semiconductor Corp. *	2,155	106,258
Software — 0.2%
Zoom Communications, Inc., Class A *	360	29,672
Specialized REITs — 3.0%
Public Storage	475	137,083
SBA Communications Corp.	515	99,598
Weyerhaeuser Co.	5,393	133,707
		370,388
Specialty Retail — 3.8%
AutoZone, Inc. *	28	121,753
Bath & Body Works, Inc.	3,102	79,912
Best Buy Co., Inc.	1,489	112,602
Ross Stores, Inc.	972	148,052
		462,319
Technology Hardware, Storage & Peripherals — 0.4%
Western Digital Corp.	455	54,672

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.0%
Ralph Lauren Corp.	398	124,798
Water Utilities — 0.6%
Essential Utilities, Inc.	1,952	77,864
Total Common Stocks (Cost $8,172,113)		12,149,088
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $146,027)	146,012	146,070
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $9)	9	9
Total Short-Term Investments (Cost $146,036)		146,079
Total Investments — 100.2% (Cost $8,318,149)		12,295,167
Liabilities in Excess of Other Assets — (0.2)%		(21,790)
NET ASSETS — 100.0%		12,273,377

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $8.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,295,167	$—	$—	$12,295,167

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$229,278	$1,284,637	$1,367,936	$67	$24	$146,070	146,012	$3,591	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	—	7,154	7,146	1	—	9	9	4	—
Total	$229,278	$1,291,791	$1,375,082	$68	$24	$146,079		$3,595	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.